Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Securities available for sale, Amortized Cost	$ 41,206	$ 39,749
Securities available for sale, Unrealized Gains	220	195
Securities available for sale, Unrealized Losses	(302)	(130)
Securities available for sale, Fair Value	41,124	39,814
Corporate Bond Securities [Member]
Securities available for sale, Amortized Cost	2,821	3,000
Securities available for sale, Unrealized Gains	3	0
Securities available for sale, Unrealized Losses	(232)	(45)
Securities available for sale, Fair Value	2,592	2,955
Us Government Agencies Debt Securities [Member]
Securities available for sale, Amortized Cost	8,000	12,530
Securities available for sale, Unrealized Gains	1	10
Securities available for sale, Unrealized Losses	(13)	(20)
Securities available for sale, Fair Value	7,988	12,520
Residential Mortgage Backed Securities [Member]
Securities available for sale, Amortized Cost	10,344	4,020
Securities available for sale, Unrealized Gains	71	78
Securities available for sale, Unrealized Losses	(5)	0
Securities available for sale, Fair Value	10,410	4,098
Collateralized Mortgage Obligations [Member]
Securities available for sale, Amortized Cost	20,041	20,199
Securities available for sale, Unrealized Gains	145	107
Securities available for sale, Unrealized Losses	(52)	(65)
Securities available for sale, Fair Value	$ 20,134	$ 20,241